CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Change in pension and post retirement benefits adjustment (net of tax)	771	(9,338)	1,049
Total	$ 42,184	$ 1,918	$ 18,720